EXPLORATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of exploration expenses

	2025	2024	2023
Minosa	(1,345)	(1,107)	(289)
Borborema	(440)	-	-
Almas	(1,931)	(1,134)	-
Apoena	(413)	(368)	(238)
Aranzazu	(3,594)	(4,673)	(6,916)
Serra Grande	(134)	-	-
All other segments	(161)	(6,679)	(4,338)
Total	(8,018)	(13,961)	(11,781)